Derivatives	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Derivatives

14	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	6,215,518	28,768	78,089	428	78,517	74,915	853	75,768
Interest rate	19,751,577	178,289	235,430	1,365	236,795	229,989	3,042	233,031
Equities	590,156	—	9,353	—	9,353	11,845	—	11,845
Credit	391,798	—	4,692	—	4,692	5,369	—	5,369
Commodity and other	59,716	—	886	—	886	1,233	—	1,233
Gross total fair values	27,008,765	207,057	328,450	1,793	330,243	323,351	3,895	327,246
Offset (Note 29)					(110,425)			(110,425)
At 31 Dec 2017	27,008,765	207,057	328,450	1,793	219,818	323,351	3,895	216,821

Foreign exchange	5,819,814	26,281	126,185	1,228	127,413	118,813	968	119,781
Interest rate	13,729,757	215,006	253,398	1,987	255,385	245,941	4,081	250,022
Equities	472,169	—	7,410	—	7,410	9,240	—	9,240
Credit	448,220	—	5,199	—	5,199	5,767	—	5,767
Commodity and other	62,009	—	2,020	—	2,020	1,564	—	1,564
Gross total fair values	20,531,969	241,287	394,212	3,215	397,427	381,325	5,049	386,374
Offset (Note 29)					(106,555)			(106,555)
At 31 Dec 2016	20,531,969	241,287	394,212	3,215	290,872	381,325	5,049	279,819

The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
Derivative assets and liabilities decreased during 2017, reflecting changes in yield curve movements and changes in foreign exchange rates.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	20,484	1,120	588	—	588	1,330	110	1,440
Interest rate	41,061	25,294	1,364	436	1,800	678	964	1,642
At 31 Dec 2017	61,545	26,414	1,952	436	2,388	2,008	1,074	3,082

Foreign exchange	23,442	1,120	223	—	223	3,201	239	3,440
Interest rate	26,858	24,356	1,478	447	1,925	639	946	1,585
At 31 Dec 2016	50,300	25,476	1,701	447	2,148	3,840	1,185	5,025
Use of derivatives
For details regarding use of derivatives, see page 152 under ‘Market Risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenues based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities designated at fair value.
Derivatives valued using models with unobservable inputs
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is as follows:

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2017	2016
	Footnote	$m	$m
Unamortised balance at 1 Jan		99	97
Deferral on new transactions		191	156
Recognised in the income statement during the year:		(187)	(140)
– amortisation		(85)	(70)
– subsequent to unobservable inputs becoming observable		(2)	(5)
– maturity, termination or offsetting derivative		(100)	(65)
Exchange differences		10	(13)
Other		(7)	(1)
Unamortised balance at 31 Dec	1	106	99

1	This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
Fair value hedges
HSBC’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate long-term financial instruments due to movements in market interest rates.

Notional contract amounts and fair values of derivatives designated as fair value hedges by product type
	2017			2016
	Notional	Fair Value Assets	Fair Value Liabilities	Notional	Fair Value Assets	Fair Value Liabilities
	$m	$m	$m	$m	$m	$m
HSBC
Foreign exchange	1,027	—	23	618	10	22
Interest rate	112,714	1,020	2,744	124,361	1,078	3,726
At 31 Dec	113,741	1,020	2,767	124,979	1,088	3,748
HSBC Holdings
Foreign exchange	1,120	—	110	1,120	—	239
Interest rate	25,294	436	964	24,356	447	946
At 31 Dec	26,414	436	1,074	25,476	447	1,185

Gains or losses arising from fair value hedges
	2017	2016	2015
	$m	$m	$m
HSBC
Gains/(losses):
– on hedging instruments	621	(439)	40
– on the hedged items attributable to the hedged risk	(617)	462	(51)
Year ended 31 Dec	4	23	(11)
HSBC Holdings
Gains/(losses):
– on hedging instruments	(57)	(909)	(4)
– on the hedged items attributable to the hedged risk	23	926	6
Year ended 31 Dec	(34)	17	2
Cash flow hedges
HSBC’s cash flow hedges consist principally of interest rate swaps, futures and cross-currency swaps that are used to protect against exposures to variability in future interest cash flows on non-trading assets and liabilities which bear interest at variable rates or which are expected to be re-funded or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying gains and losses on the effective portions of derivatives designated as cash flow hedges of forecast transactions.

Notional contract amounts and fair values of derivatives designated as cash flow hedges by product held by HSBC
	2017			2016
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	$m	$m	$m	$m	$m	$m
Foreign Exchange	22,741	424	759	25,663	1,081	939
Interest rate	65,575	345	298	90,645	909	355
At 31 Dec	88,316	769	1,057	116,308	1,990	1,294

Forecast principal balances on which interest cash flows are expected to arise
	3 months or less	More than 3 months but less than 1 year	5 years or less but more than 1 year	More than 5 years
	$m	$m	$m	$m
Net cash inflows/(outflows) exposure
Assets	70,769	65,771	44,347	956
Liabilities	(7,729)	(7,017)	(4,992)	(536)
At 31 Dec 2017	63,040	58,754	39,355	420

Net cash inflows/(outflows) exposure
Assets	83,472	79,749	57,553	2,750
Liabilities	(13,169)	(12,977)	(11,761)	(1,502)
At 31 Dec 2016	70,303	66,772	45,792	1,248
This table reflects the interest rate repricing profile of the underlying hedged items. During the year to 31 December 2017, a loss of
$5m (2016: $5m loss; 2015: $15m gain) was recognised due to hedge ineffectiveness.
Hedges of net investments in foreign operations
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 31 December 2017, the fair values of outstanding financial instruments designated as hedges of net investments in foreign operations were assets of $4m (2016: $137m), liabilities of $71m (2016: $7m) and notional contract values of $5,000m (2016: $3,544m). Ineffectiveness recognised in ‘Net trading income’ in the year ended
31 December 2017 was nil (2016: nil; 2015: nil).